Segment Reporting (Details)	12 Months Ended
Dec. 31, 2024 segment
Segment Reporting [Abstract]
Number of Operating Segments	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s Chief Operating Decision Maker, Benjamin Kovler, Chairman and Interim Chief Executive Officer of the Company reviews net income (loss) of the Company when making resource allocation decisions.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision